Statements Of Changes In Partners' Capital - USD ($)	Limited Partners [Member]	Special Limited Partners [Member]	New Profit Memo Account [Member]	General Partner [Member]	Total
PARTNERS' CAPITAL at Dec. 31, 2014	$ 63,032,169	$ 60,881,449		$ 2,466,186	$ 126,379,804
Contributions	11,607,000				11,607,000
Withdrawals	(4,184,044)	(6,927,773)		(450,037)	(11,561,854)
Net income	3,442,788	4,822,515	277	217,433	8,483,013
General Partner's allocation - profit share	(447,694)	(2,066)	449,760
Transfer of New Profit Memo Account to General Partner			(450,037)	450,037
PARTNERS' CAPITAL at Dec. 31, 2015	73,450,219	58,774,125		2,683,619	134,907,963
Contributions	10,680,389	3,000,000			13,680,389
Withdrawals	(5,710,224)	(4,774,438)		(2,405,884)	(12,890,546)
Net income	9,411,730	9,977,639	2,150	458,985	19,850,504
General Partner's allocation - profit share	(1,685,107)	(68,626)	1,753,733
Transfer of New Profit Memo Account to General Partner			(1,755,883)	1,755,883
PARTNERS' CAPITAL at Dec. 31, 2016	$ 86,147,007	$ 66,908,700		$ 2,492,603	$ 155,548,310